Shareholders' Equity (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants | shares	300,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 3.30
Weighted average Remaining contractual life (years)	2 years 9 months 25 days